Recoverable Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Recoverable Taxes [Abstract]
Schedule of Recoverable Taxes
	December 31,
	2024	2023

Value Added Tax	$548,348	$479,354
Income Tax	191,794	360,840
Other	18,726	18,730
	$758,868	$858,924